Significant Events	12 Months Ended
Dec. 31, 2022
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Significant Events

Note 3 – Significant Events

As of December 31, 2022, the following significant events have influenced the operations of the Bank and its subsidiaries or the Consolidated Financial Statements:

ITAÚ CORPBANCA

Acquisition of Itaú Corpbanca Colombia shares owned by CorpGroup

On February 22, 2022, Itaú Corpbanca acquired, directly and indirectly, all of the shares of Itaú Corpbanca Colombia S.A. owned by CorpGroup Interhold S.P.A., CorpGroup Banking S.A. and CG Financial Colombia S.A.S., representing approximately 12.36% of the share capital of Itaú Corpbanca Colombia S.A., for a total price of US$414,142,063.65. As a result of these acquisitions, Itaú Corpbanca owns, directly and indirectly, approximately 99.4617% of the share capital of Itaú Corpbanca Colombia S.A. Its direct interest is approximately 94.99%.

Itaú Corpbanca directly acquired approximately 7.89% of the share capital of Itaú Corpbanca Colombia and its new subsidiary in Colombia – Itaú Holding Colombia S.A.S. – acquired the remaining approximately 4.47%. With respect to the latter, the creation in Colombia of the subsidiary Itaú Holding Colombia S.A.S., the share capital which is owned by Itaú Corpbanca, was duly authorized by the Commission for the Financial Market and by the Central Bank of Chile for this purpose.

Additional information regarding capital requirements is presented in Note 26.

2022 Ordinary Shareholders’ Meeting Resolutions

At the Ordinary Shareholders’ Meeting of Itaú Corpbanca, held on March 24, 2022, the following resolutions, among others, were adopted:

a) Total Renewal of the Board of Directors

The following eleven (11) regular directors and two (2) alternate directors were elected, in accordance with Itaú Corpbanca’s bylaws:

- Regular directors:

1. Jorge Andrés Saieh Guzmán;

2. Ricardo Villela Marino;

3. Diego Fresco Gutiérrez;

4. Leila Cristiane Barboza Braga de Melo;

5. Matías Granata;

6. Milton Maluhy Filho;

7. Pedro Paulo Giubbina Lorenzini;

8. Rogerio Carvalho Braga;

9. Pedro Samhan Escándar;

10. Gustavo Arriagada Morales; and

11. Fernando Concha Ureta

- Alternate directors:

1. Álvaro F. Rizzi Rodrigues.

2. Tatiana Grecco.

Note 3 – Significant Events, continued

Gustavo Arriagada Morales, Pedro Samhan Escándar and Fernando Concha Ureta were appointed as independent directors, in accordance with Article 50 bis of Law No. 18,046 on Corporations.

b) Distribution of dividends

The meeting approved the distribution of 30% of the 2021 fiscal year profits, which amounts to CLP$83,341,869,534, as a dividend to the shareholders, among the total of the 973,517,871,202 subscribed and paid shares of the Bank and which, therefore, corresponds to a dividend of CLP$0.0856089775 per share. In addition, the Board approved that the remaining 70% of the profits be retained.

Acquisition of shares of Itaú Corredor de Seguros Colombia S.A. owned by Helm LLC

On November 5, 2019, Itaú Corpbanca entered into a purchase and sale agreement, as subsequently amended on December 18, 2020, whereby it agreed to acquire shares representing approximately 20% of the shares of Itaú Corredor de Seguros Colombia S.A. owned by Helm LLC.

On March 25, 2022, after obtaining regulatory approvals in Colombia, Chile and Brazil, Itaú Corpbanca acquired, directly and indirectly, 4,800 Itaú Corredor de Seguros Colombia S.A. shares owned by Helm LLC for a total price of US$3,188,323. As a result of these acquisitions, Itaú Corpbanca owns, directly and indirectly, approximately 99.99% of the share capital of Itaú Corpbanca Colombia S.A. Its direct interest is approximately 94.99%.

Itaú Corpbanca directly acquired approximately 15% of the share capital of Itaú Corredor de Seguros Colombia S.A. and its new subsidiary in Colombia – Itaú Holding Colombia S.A.S.S. – acquired the remaining 5%.

Acquisition of MCC Entities

On June 1, 2022, after obtaining the regulatory approvals from the banking regulators in Chile and Brazil, and in accordance with the provisions of the Transaction Agreement entered into between Itaú Corpbanca (the “Bank”), Itaú Unibanco Holding S.A., Itaú Unibanco Holding S.A., CorpGroup Interhold SpA, CorpGroup Interhold SpA and Inversiones Gasa Limitada on January 29, 2014, as amended on June 2, 2015 and January 20, 2017 (the “Transaction Agreement”), Itaú Corpbanca moved forward and acquired all of the shares in MCC Asesorías SpA, and, together with its subsidiary Itaú Asesorías Financieras Ltda., it acquired all of the shares in MCC S.A. Corredores de Bolsa. The total price for all the above transactions was US$30,727,453.

As a result of the acquisition of all the shares in MCC Asesorías SpA, this company was dissolved, in accordance with the provisions in its bylaws, resulting in its merger with Itaú Corpbanca, which absorbed said company by owning 100% of its shares. Additionally, on June 1, 2022, an extraordinary shareholders’ meeting took place which decided to merge MCC S.A. Corredores de Bolsa into Itaú Corredores de Bolsa Limitada. As a result, Itaú Corredores de Bolsa Limitada emerged as the subsisting entity, holding all the equity, rights, obligations, assets and liabilities of MCC S.A. Corredores de Bolsa, which was dissolved and then absorbed by Itaú Corredores de Bolsa Limitada, which will be the legal successor to MCC S.A. Corredores de Bolsa.

Note 3 – Significant Events, continued

Termination of the Transaction Agreement and the Shareholders Agreement

On July 14, 2022, Itaú Corpbanca informed by means of an Essential Event the following:

As is publicly known, Corp Group Banking S.A. (“CG Banking”), Compañía Inmobiliaria y de Inversiones SAGA SpA (“SAGA”) and certain subsidiaries of CG Banking (SAGA and such subsidiaries, the “Debtors”), are in the process of exiting reorganization proceedings in the United States of America pursuant to the rules set forth in Chapter 11 of the U.S. Bankruptcy Code, initiated in June 2021 before the Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”), and as part of that proceeding, both CG Banking and SAGA would cease to own shares issued by Itaú Corpbanca.

The foregoing is pursuant to the Seventh Joint Plan of Liquidation of CG Banking and its Related Debtors Docket No. 815 (the “Plan”) approved by the Bankruptcy Court on June 16, 2022 and effective as of July 14, 2022 (the “Plan Effective Date”). The Plan contemplates for the Debtors, among other things, the delivery of all of their shares issued by Itaú Corpbanca pledged in favor of their secured creditors on, or promptly after, the Plan Effective Date, the sale of a portion of their non-pledged shares issued by Itaú Corpbanca to generate cash to pay bankruptcy expenses and certain of their creditors on or promptly after the Plan Effective Date, and the transfer of the balance of their non-pledged shares issued by Itaú Corpbanca to their unsecured creditors on or promptly after the Plan Effective Date.

In this regard, on June 3, 2022, Itaú Corpbanca, Itaú Unibanco Holding S.A., CorpGroup Interhold SpA, Inversiones Gasa Limitada and other entities related to CG Banking entered into a “Termination Letter”, in order to terminate, among others, the Transaction Agreement entered into by and between those same parties on January 29, 2014, as amended on June 2, 2015 and January 20, 2017 (the “Transaction Agreement” or the “TA”). The Termination Letter is effective as of the Plan Effective Date.

In addition, the Bank has been advised that, on July 14, the entities CorpGroup Interhold SpA, Inversiones Gasa Limitada, CG Banking, CorpGroup Holding Inversiones Limitada, SAGA, ITB Holding Brasil Participações Ltda. and Itaú Unibanco Holding S.A. have entered into a “Mutual Termination Letter” whereby they have terminated the Shareholders Agreement dated April 1, 2016 (as amended, restated, supplemented or modified from time to time, the “Shareholders Agreement”) as well as certain other share purchase agreements entered into on October 26, 2016, September 13, 2017, October 12, 2018 and September 10, 2020, effective as of the Plan Effective Date.

As part of the implementation of the Plan, CG Banking transferred to an Itaú Unibanco Holding S.A. subsidiary. – ITB Holding Brasil Participações Ltda. – 94,077,808,763 shares of the Bank. As a result, Itaú Unibanco Holding S.A. owns – directly and indirectly – shares issued by the Bank, representing approximately 65.62% of the Bank’s subscribed and paid-in capital.

Management Changes – Resignation of Director

On July 27, 2022, Itaú Corpbanca informed by means of an Essential Event the following:

At an ordinary meeting held on July 27, 2022, the Board of Directors of Itaú Corpbanca was presented with the resignation of Mr. Jorge Andrés Saieh Guzmán as a director of the Bank, effective as of that same date.

In connection with the above, it was informed that the Board of Directors of Itaú Corpbanca resolved to elect Mr. Ricardo Villela Marino as Chairman and Mr. Milton Maluhy Filho as Vice-Chairman.

Note 3 – Significant Events, continued

Finally, and in accordance with Article 9 of the Bank’s bylaws, the Board of Directors resolved that the deputy director, Mr. Álvaro F. Rizzi Rodrigues, will take over the position of director until the definitive appointment is made at the next Ordinary Shareholders’ Meeting.

Sale by Itaú Corpbanca, and the rest of the shareholder banks, of 100% of the shares of the banking support company “Operadora de Tarjetas de Crédito Nexus S.A.”

On September 30, 2022, Itaú Corpbanca informed by means of an Essential Event the following:

As informed by means of an Essential Event on November 30, 2021, Itaú Corpbanca and the rest of the shareholder banks of the banking support company “Operadora de Tarjetas de Crédito Nexus S.A.” (hereinafter, “Nexus”) reached an agreement with Minsait Payments Systems Chile S.A. (a subsidiary of the Spanish company Indra Sistemas S. A.) for the sale of 100% of the shares held by them in Nexus, subject to the fulfillment or waiver of several conditions precedent, which included the CMF authorization for the sale of 100% of the shares of Nexus and that the transaction be approved by the National Economic Prosecutor’s Office (hereinafter, the “Transaction”).

The conditions for the closing of the Transaction were met, and on September 30 of this year the Transaction was closed and, as a result, Minsait Payments Systems Chile S.A. acquired 100% of the shares in Nexus.

As of September 30, 2022, the price of the Transaction was 8,900,682,219 Chilean pesos. However, there are price adjustments and additional payments contemplated in the Nexus share purchase agreement, in the event that the milestones and conditions established therein are met.

As a result, Minsait Payments Systems Chile S.A. took over Nexus; and Itaú Corpbanca and the rest of the shareholder banks ceased to be shareholders of Nexus, which was reported to the Financial Market Commission by means of an Essential Event on September 30, 2022.

Notice of Extraordinary Shareholders’ Meeting

As of November 30, 2022, the Financial Market Commission was informed that the Board of Directors, agreed to notice and decide at the Extraordinary Shareholders’ Meeting held on January 19, the following matters:

a) Amendments:

(i) Article 1 of the Bylaws, the business name was changed to “Banco Itaú Chile”, modified and/or expanded the trade names; (ii) Article 9 of the Bylaws, decreased the number of regular directors from eleven to seven; (iii) Article 9 of the Bylaws, decreased the number of alternate directors from two to one and modified the procedures to appoint a replacement directors in the event of vacancy; (iv) Article 12 of the Bylaws, regarding the procedure for summoning Board meetings, including reminders, deadlines and other aspects of said procedure; (v) Article 21 of the Bylaws, to expressly stipulate the possibility of electing directors by acclamation, in addition adjusted the reference to alternate directors in accordance with what is approved by virtue of (iii) above;

b) Decreasing the number of shares into which the Bank’s share capital is divided (the “reverse stock split”), in the proportion of 4,500 current shares for each new share or in such other proportion as the Shareholders’ Meeting may ultimately resolve, without altering the amount of the share capital;

Note 3 – Significant Events, continued

c) Agreeing to the issuance of 216,337,305 shares or such other number as may ultimately be necessary for the purpose of exchanging them for the Bank’s current shares, according to the proportion and exchange ratio agreed upon by the Shareholders’ Meeting for such purpose;

d) Agreeing to the additional issuance of 10,000 supporting shares (or such other number as the Shareholders’ Meeting may ultimately resolve), the precise purpose of which will be to cover the deficit of shares that may be generated by the application of the exchange ratio, in the event that the surplus shares resulting from fractions of shares not assigned by application of the exchange ratio are not sufficient for such purposes; and agreeing on the treatment of those supporting shares that are not finally used to comply with the aforementioned purpose and that, therefore, may remain once the share exchange has been completed;

e) Determining the form, time, procedure and other conditions for the performance and implementation of the proposed reverse stock split, including its effects on the American Depositary Shares; and authorize the Board of Directors, among other things, to determine, fix and agree, with the broadest powers, the effective date of the share exchange and all those aspects of form and procedure aimed at the materialization and implementation of the proposed reduction in the number of shares, the issuance of supporting shares that are agreed upon and the treatment of those remaining after the share exchange is completed;

f) Amending Articles 5 and Transitory Article 1 of the Bylaws, relating to share capital, so as to reflect the resolutions adopted by virtue of paragraphs b) to e) above; g) Setting one or more conditions for the effectiveness of the amendments to the Bylaws that are finally agreed upon at the Meeting;

h) Approving the new version of the Bank’s Bylaws and replaced the current Bylaws, which includes the amendments to the Bylaws adopted at the Shareholders’ Meeting, and which contains changes to adapt the Bylaws to legal modifications, including, among others, the replacement of references to the Superintendency of Banks and Financial Institutions with references to the Financial Market Commission; i) Broadly empower the Bank’s Board of Directors and/or the General Manager to resolve and implement all aspects, modalities, modifications, actions and details that may arise in connection with the resolutions adopted at the Shareholders’ Meeting; and

j) In general, adopt all other resolutions and amendments to the Bylaws that may be necessary or convenient for the materialization of the decisions resolved by the Shareholders’ Meeting.

Changes to Management. Resignation of Director

On December 15, 2022, Itaú Corpbanca informed through an Essential Event the following: At the ordinary meeting held on December 15, 2022, the Board of Directors of Itaú Corpbanca learned of the resignation of director Leila Cristiane Barboza Braga de Melo, effective as of that date, from the position of director of the Bank.

In addition, and in accordance with Article 9 of the Bank’s bylaws, the Board of Directors resolved that the alternate director, Mrs. Tatiana Grecco, will be appointed as regular director until the definitive appointment of the replacement for Mrs. Leila Cristiane Barboza Braga de Melo is made.